Organization and Plan of Business Operations - Business Combination and Liquidity (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) item $ / shares	Dec. 31, 2016 USD ($) item $ / shares	Aug. 11, 2017 USD ($)
Business Combination
Business combination, redemption valuation period prior to consummation	2 days	2 days
Uncompleted business combination, wind-up period	10 days
Liquidity
Cash held outside of the Trust Account available for working capital	$ 2,336,036	$ 561,708
Promissory note amount			$ 300,000
Maximum
Business Combination
Uncompleted business combination, wind-up period		10 days
Minimum
Business Combination
Number of target businesses for Business Combination | item	1	1
Class A | Maximum
Business Combination
Percent of aggregate public shares that may be redeemed by a shareholder	15.00%	15.00%
Assets held in trust
Business Combination
Price of units (in dollars per unit) | $ / shares	$ 10.00	$ 10.00
Assets held in trust | Maximum
Business Combination
Portion of interest income allowed to pay dissolution expenses	$ 50,000	$ 50,000
Assets held in trust | Minimum
Business Combination
Business combination, fair value percent of assets held in trust	80.00%	80.00%